Statutory Requirements (Tables)	12 Months Ended
Dec. 31, 2019
Statutory Requirements [Abstract]
Schedule of dividend capacity available
Based on the surplus and net earnings (loss) of the primary insurance and reinsurance subsidiaries as at and for the year ended December 31, 2019, the maximum dividend capacity available in 2020 at each of those subsidiaries, payable to all shareholders (including non-controlling interests) is as follows:

December 31, 2019
Allied World	798.7
Odyssey Group	347.6
Crum & Forster(1)	140.6
Brit	138.8
Northbridge(1)	132.6
Zenith National	66.9
1,625.2

(1)	Subject to prior regulatory approval.